Organization and Business Operation - Schedule of Company's Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Health Ever Biotech Co., Ltd. (“HEB”) [Member]
Schedule of Company Subsidiaries [Line Items]
Date of incorporation	Aug. 01, 2002
Place of incorporation	Taiwan
Ownership	100% owned by the Company
Principal activities	Research, development, manufacturing
Genvace Biotechnology (“GB”) [Member]
Schedule of Company Subsidiaries [Line Items]
Date of incorporation	Sep. 14, 2021
Place of incorporation	Taiwan
Ownership	100% owned by HEB
Principal activities	Research and development
Top ShunXing Bio-Tech Co., (“TSB”) [Member]
Schedule of Company Subsidiaries [Line Items]
Date of incorporation	Mar. 04, 2019
Place of incorporation	Hong Kong
Ownership	100% owned by the Company
Principal activities	Investment holding
Innovative Biotech Co., (“IB”) [Member]
Schedule of Company Subsidiaries [Line Items]
Date of incorporation	Jul. 01, 2019
Place of incorporation	People’s Republic of China (“China”)
Ownership	100% owned by TSB
Principal activities	Research, development, manufacturing
Jyong Biotech International Pte. Ltd. [Member]
Schedule of Company Subsidiaries [Line Items]
Date of incorporation	Sep. 29, 2022
Place of incorporation	Singapore
Ownership	100% owned by the Company
Principal activities	Leasing of non-financial intangible assets